VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.7%
Australia: 19.2%
9,556,423	Galaxy Resources Ltd. * † #	$7,072,555
2,163,884	Iluka Resources Ltd. #	11,678,850
4,561,050	Orocobre Ltd. * † #	8,019,273
35,054,929	Pilbara Minerals Ltd. * † #	7,580,801
		34,351,479
Canada: 7.4%
1,900,940	Cobalt 27 Capital Corp. *	5,743,021
6,717,987	Largo Resources Ltd. * †	7,458,792
	Lithium Americas Corp. †	0
		13,201,813
China / Hong Kong: 34.5%
28,211,280	China Molybdenum Co. Ltd. #	14,396,037
8,907,524	China Northern Rare Earth Group High-Tech Co. Ltd. #	13,538,950
8,570,061	Shenghe Resources Holding Co. Ltd. #	10,954,037
5,384,350	Xiamen Tungsten Co. Ltd. #	10,111,227
3,328,401	Zhejiang Huayou Cobalt Co. Ltd. #	12,541,758
		61,542,009
France: 3.9%
140,074	Eramet SA #	6,935,734
Japan: 9.0%
520,992	OSAKA Titanium Technologies Co. #	8,558,405
978,447	Toho Titanium Co. Ltd. † #	7,543,108
		16,101,513
Malaysia: 5.4%
5,263,503	Lynas Corp. Ltd. (AUD) * #	9,620,738
Netherlands: 4.8%
359,025	AMG Advanced Metallurgical † #	8,635,495
South Africa: 4.8%
447,331	Assore Ltd. † #	7,542,612
4,064,471	Bushveld Minerals Ltd. (GBP) * †	1,064,337
		8,606,949
United Kingdom: 4.2%
891,273	Tronox Holdings Plc (USD)	7,397,566
United States: 4.5%
1,195,117	Livent Corp. *	7,995,333
Total Common Stocks (Cost: $215,344,788)		174,388,629
PREFERRED STOCKS: 2.7%
Brazil: 2.7% (Cost: $4,268,968)
1,099,323	Cia de Ferro Ligas da Bahia, 7.44%	4,776,911
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $219,613,756)		179,165,540

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 21.2%
Repurchase Agreements: 21.2%
$9,004,035	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.32%, due 10/1/19, proceeds $9,004,615; (collateralized by various U.S. government and agency obligations, 2.00% to 5.00%, due 4/1/24 to 10/1/49, valued at $9,184,116 including accrued interest)	9,004,035
9,004,035	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.32%, due 10/1/19, proceeds $9,004,615; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 6/1/24 to 10/1/49, valued at $9,184,120 including accrued interest)	9,004,035
9,004,035	Repurchase agreement dated 9/30/19 with Daiwa Capital Markets America, Inc., 2.37%, due 10/1/19, proceeds $9,004,628; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 11/21/19 to 10/1/49, valued at $9,184,116 including accrued interest)	9,004,035
1,889,607	Repurchase agreement dated 9/30/19 with HSBC Securities USA, Inc., 2.35%, due 10/1/19, proceeds $1,889,730; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 8/31/20 to 9/9/49, valued at $1,927,399 including accrued interest)	1,889,607
9,004,035	Repurchase agreement dated 9/30/19 with J.P. Morgan Securities LLC, 2.35%, due 10/1/19, proceeds $9,004,623; (collateralized by various U.S. government and agency obligations, 2.75% to 2.88%, due 5/31/23 to 10/31/23, valued at $9,184,117 including accrued interest)	9,004,035
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $37,905,747)		37,905,747
Total Investments: 121.6% (Cost: $257,519,503)		217,071,287
Liabilities in excess of other assets: (21.6)%		(38,501,866)
NET ASSETS: 100.0%		$178,569,421

Definitions:

AUD	Australian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,924,404.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $144,729,580 which represents 81.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	28.9%	$51,879,447
Materials	68.4	122,509,182
Steel	2.7	4,776,911
	100.0%	$179,165,540